CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Change in Each Component of AOCI (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		$ (29,344)	$ (23,216)	$ (19,133)
End-of-period balance, net of tax		(32,381)	(29,344)	(23,216)
Net unrealized gains (losses) on investment securities
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(907)	57	(1,640)
Adjustment to opening balance, net of taxes			0
Adjusted balance, beginning of period			(907)
Other comprehensive income (losses) before reclassifications		530	(695)	1,790
Increase (decrease) due to amounts reclassified from AOCI		(422)	(269)	(93)
Change, net of taxes		108	(964)	1,697
End-of-period balance, net of tax		(799)	(907)	57
Debt valuation adjustment (DVA)
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		0	0	0
Adjustment to opening balance, net of taxes			(15)
Adjusted balance, beginning of period			(15)
Other comprehensive income (losses) before reclassifications		(335)	0	0
Increase (decrease) due to amounts reclassified from AOCI		(2)	0	0
Change, net of taxes		(337)	0	0
End-of-period balance, net of tax		(352)	0	0
Cash flow hedges
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(617)	(909)	(1,245)
Adjustment to opening balance, net of taxes			0
Adjusted balance, beginning of period			(617)
Other comprehensive income (losses) before reclassifications		(88)	83	85
Increase (decrease) due to amounts reclassified from AOCI		145	209	251
Change, net of taxes		57	292	336
End-of-period balance, net of tax		(560)	(617)	(909)
Benefit plans
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(5,116)	(5,159)	(3,989)
Adjustment to opening balance, net of taxes			0
Adjusted balance, beginning of period			(5,116)
Other comprehensive income (losses) before reclassifications		(208)	(143)	(1,346)
Increase (decrease) due to amounts reclassified from AOCI		160	186	176
Change, net of taxes		(48)	43	(1,170)
End-of-period balance, net of tax		(5,164)	(5,116)	(5,159)
Foreign currency translation adjustment, net of hedges
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(22,704)	(17,205)	(12,259)
Adjustment to opening balance, net of taxes			0
Adjusted balance, beginning of period			(22,704)
Other comprehensive income (losses) before reclassifications		(2,802)	(5,465)	(4,946)
Increase (decrease) due to amounts reclassified from AOCI		0	(34)	0
Change, net of taxes		(2,802)	(5,499)	(4,946)
End-of-period balance, net of tax		(25,506)	(22,704)	(17,205)
Reclassification for allocation between net unrealized gains (losses) on investment securities to CTA, before tax				137
Reclassification for allocation between net unrealized gains (losses) on investment securities to CTA, net of tax				84
Accumulated other comprehensive income (loss)
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(29,344)	(23,216)	(19,133)
Adjustment to opening balance, net of taxes	[1]		(15)
Adjusted balance, beginning of period			(29,359)	(23,216)	$ (19,133)
Other comprehensive income (losses) before reclassifications		(2,903)	(6,220)	(4,417)
Increase (decrease) due to amounts reclassified from AOCI		(119)	92	334
Change, net of taxes		(3,022)	(6,128)	(4,083)
End-of-period balance, net of tax		$ (32,381)	$ (29,344)	$ (23,216)

[1]	Accounting reflects the early adoption of the provisions of ASU 2016-01 relating to Citi’s debt valuation adjustments (DVA) for liabilities for which the fair value adoption was elected. See Note 1 to the Consolidated Financial Statements.